Debt (ECA-Guaranteed Financings) (Details) (USD $)			1 Months Ended		1 Months Ended	12 Months Ended
	Mar. 23, 2012	Dec. 31, 2011	Jan. 31, 2006 ECA-Guaranteed Financings-A320 Aircraft [Member]	Apr. 30, 2003 ECA-Guaranteed Financings-A320 Aircraft [Member]	Dec. 31, 2008 ECA-Guaranteed Financings 2008-Airbus A330 And A320 Family Aircraft [Member]	Dec. 31, 2011 ECA-Guaranteed Financings 2008-Airbus A330 And A320 Family Aircraft [Member]	Dec. 31, 2011 ECA-Guaranteed Financings 2009-A320 Aircraft [Member]	Dec. 31, 2009 ECA-Guaranteed Financings 2009-A320 Aircraft [Member]	Mar. 31, 2009 ECA-Guaranteed Financings 2009-A320 Aircraft [Member]	Dec. 31, 2011 Minimum [Member] ECA-Guaranteed Financings-A320 Aircraft [Member]	Dec. 31, 2011 Maximum [Member] ECA-Guaranteed Financings-A320 Aircraft [Member]	Dec. 31, 2011 Maximum [Member] ECA-Guaranteed Financings 2008-Airbus A330 And A320 Family Aircraft [Member]	Dec. 31, 2011 AerVenture [Member] ECA-Guaranteed Financings 2009-A320 Aircraft [Member]
Debt Instrument [Line Items]
Credit facility, amount				$ 840,000,000	$ 1,400,000,000				$ 846,000,000
Maximum size of the facility increased			1,200,000,000		1,600,000,000
Three-month LIBOR ranges										0.12%	0.90%	1.47%
Debt, weighted average interest rate						3.02%
Debt, fixed interest rate							4.23%
Debt, floating interest rate							1.11%
Obligation to repay principal loans over term						ten or 12-year term	ten or 12-year term
Ownership percentage													100.00%
Book value of aircraft pledged to the ECA							$ 2,000,000,000
Number of additional aircraft			9		3
Number of aircraft delivered	4						5
Number of aircraft		251		20	15		44	20